SCHEDULE OF SUPPLEMENTAL OF COMPREHENSIVE LOSS RELATED TO LEASES (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2024
Leases
Operating lease expense	¥ 19,058	¥ 33,827	¥ 20,115
Short-term lease expense	1,909	3,666	5,452
Total operating lease expenses	20,967	37,493	25,567
Amortization expense	21,029	27,641	14,290
Interest expense	60,662	76,368	41,184
Total finance lease expenses	81,691	104,009	55,474
Total lease expenses	¥ 102,658	¥ 141,502	¥ 81,041